Supplemental cash flow information - Summary of Components of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Supplementary Cash Flow Information [Abstract]
Cash and demand deposits	¥ 1,227,541	¥ 1,824,912	¥ 902,036
Time deposits with original maturities of three months or less	76,452	72,270	635,848
Money market funds	116,607	71,554	249,098
Call loans	60,300	80,900	0
Total	¥ 1,480,900	¥ 2,049,636	¥ 1,786,982	¥ 1,512,523